Note 9 - October 2019 Registered Direct Offering (Details Textual)			3 Months Ended	6 Months Ended	9 Months Ended
	Feb. 17, 2021 shares	Oct. 16, 2019 USD ($) $ / shares shares	Jun. 30, 2023 shares	Jun. 30, 2023 shares	Jun. 30, 2023 shares	Sep. 30, 2022 shares	Oct. 18, 2019 $ / shares shares
Stock Issued During Period, Shares, New Issues	215,625			215,625
Warrants and Rights Outstanding, Term			5 years	5 years	5 years
Series I Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 44.00					$ 44.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			71,429	71,429	71,429
Proceeds from Subscribed, Unissued Common Stock and Warrants | $		$ 2,500,000
Payments of Stock Issuance Costs | $		$ 158,000
Series I Warrant [Member] | Minimum [Member]
Percentage of Fee on Gross Proceeds of Warrants		0.060
Series I Warrant [Member] | Maximum [Member]
Percentage of Fee on Gross Proceeds of Warrants		0.082
October 2019 Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 43.75					$ 43.75
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		5,358					5,358
Warrants and Rights Outstanding, Term							5 years
Series I and Placement Agent Warrants [Member]
Class of Warrant or Right, Exercised			0		0
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			5,358	5,358	5,358	5,358
Registered Direct Offering 2019 [Member]
Number Of Accredited Investors		7
Stock Issued During Period, Shares, New Issues		71,429
Shares Issued, Price Per Share | $ / shares		$ 35.00
Proceeds from Subscribed, Unissued Common Stock and Warrants | $		$ 2,500,000
Payments of Financing Costs | $		333,000
Payments of Stock Issuance Costs | $		$ 158,000